INCOME TAXES (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Statutory income tax rate (as a percent)		25.00%	25.00%	25.00%
Income tax rate on first HK$2 million profits	8.25%	8.25%	8.25%	8.25%
Income tax rate on remaining profits	16.50%	16.50%	16.50%	16.50%
Preferential income tax rate (as a percent)		15.00%
Period for reassessment (in years)		3 years
South Aisa
Income Tax Disclosure [Line Items]
Statutory income tax rate (as a percent)		22.00%
Minimum
Income Tax Disclosure [Line Items]
Preferential income tax rate (as a percent)		15.00%
Maximum
Income Tax Disclosure [Line Items]
Preferential income tax rate (as a percent)		20.00%
Yisi Hudong
Income Tax Disclosure [Line Items]
Preferential income tax rate (as a percent)		15.00%
9F Weiban
Income Tax Disclosure [Line Items]
Preferential income tax rate (as a percent)		15.00%
Zhuhai Hengqin
Income Tax Disclosure [Line Items]
Preferential income tax rate (as a percent)		15.00%
Zhuhai Xiaojin
Income Tax Disclosure [Line Items]
Preferential income tax rate (as a percent)		15.00%
Jiufu Dingdang
Income Tax Disclosure [Line Items]
Preferential income tax rate (as a percent)		15.00%
Beijing Beibai Technology Co., Ltd, Beijing Juhuixuan Technology Co., Ltd, Shenzhen Jiufu Xinfu Commercial Factoring Co., Ltd, Jiuxing insurance brokerage Co., Ltd, Beijing Jiubao Technology Co., Ltd, Zhuhai Jiuxin Asset Management Co., Ltd, and Qianhai Jiufu network technology (Shenzhen) Co., Ltd
Income Tax Disclosure [Line Items]
Preferential income tax rate (as a percent)		20.00%